RBC FUNDS TRUST

RBC Small Cap Value Fund (the “Fund”)

Supplement dated September 21, 2023 to the Fund’s prospectus (the “Prospectus”), summary prospectus (the “Summary Prospectus”), and Statement of Additional Information (the “SAI”), each dated January 27, 2023, as may be supplemented from time to time.

This Supplement provides additional information beyond that contained in the Prospectus, Summary Prospectus, and SAI and should be read in conjunction with the Prospectus, Summary Prospectus, and SAI.

Effective September 19, 2023 (the “Effective Date”), the portfolio manager information in the section titled “Portfolio Managers” on page 26 of the Prospectus and on page 5 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager

The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Lance F. James, Managing Director and Senior Equity Portfolio Manager of the Advisor, has been the lead portfolio manager of the Fund since 2014.

In addition, on the Effective Date, the list of the Fund’s portfolio managers in the section titled “Portfolio Managers” on page 42 of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
RBC Small Cap Value Fund:
Lance F. James	Managing Director and Senior Equity Portfolio Manager	Lead since 2014	42 years	MBA Finance Wharton School of Business– University of Pennsylvania, AB Economics– Princeton University	Managing Director and Senior Equity Portfolio Manager at the Advisor since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986-2006.

In addition, on the Effective Date, the section titled “Other Accounts Managed” on page 69 of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Richard Drage	SMID Cap Growth Fund	Pooled	0	0	0	0
		Separate Accounts	12	1,728,749,878	0	0
		Registered Inv. Co.	0	0	0	0
Kenneth Tyszko	SMID Cap Growth Fund	Pooled	0	0	0	0
		Separate Accounts	12	1,728,749,878	0	0
		Registered Inv. Co.	0	0	0	0
Lance F. James	Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund	Pooled	4	308,771,381	0	0
		Separate Accounts	5	48,738,569	0	0
		Registered Inv. Co.	0	0	0	0
Murphy O’Flaherty	Enterprise Fund	Pooled	0	0	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	0	0	0
Brian Svendahl	Access Fund, RBC BlueBay Impact Bond Fund, RBC BlueBay Core Plus Bond Fund, RBC BlueBay Strategic Income Fund	Pooled	3	998,889,944	0	0
		Separate Accounts	58	9,907,621,310	0	0
		Registered Inv. Co.	0	0	0	0

Polina Kurdyavko	RBC BlueBay Emerging Market Debt Fund	Pooled	17	2,989,721,752	5	235,738,700
		Separate Accounts	16	3,869,461,158	1	188,596,114
		Registered Inv. Co.	–	–	–	–
Justin Jewell	RBC BlueBay High Yield Bond Fund	Pooled	9	5,746,461,103	2	187,376,169
		Separate Accounts	15	6,595,962,859	1	120,694,381
		Registered Inv. Co.	–	–	–	–
Andrzej Skiba	RBC BlueBay High Yield Bond Fund RBC BlueBay Core Plus Bond Fund, RBC BlueBay Strategic Income Fund	Pooled	550	6,550,047,014	19	306,081,640
		Separate Accounts	26	8,865,847,028	4	1,595,118,324
		Registered Inv. Co.	0	0	0	0
Tim Leary	RBC BlueBay High Yield Bond Fund	Pooled	2	1,838,689,492	1	160,494,180
		Separate Accounts	14	2,491,134,966	1	120,694,381
		Registered Inv. Co.	–	–	–	–
Brandon Swensen	RBC BlueBay Core Plus Bond Fund, RBC BlueBay Strategic Income Fund	Pooled	7	8,344,504,984	0	0
		Separate Accounts	51	11,841,458,880	0	0
		Registered Inv. Co.	0	0	0	0

In addition, on the Effective Date, the list of the Fund’s portfolio managers in the section titled “Portfolio Managers’ Beneficial Ownership of Funds” on page 72 of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

RBC Small Cap Value Fund	Dollar Range of Fund Shares Beneficially Owned
Lance F. James	$10,001 - $50,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE